Statements of Changes in Equity ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)	Share capital USD ($)	Share capital ILS (₪)	Additional paid-in capital USD ($)	Additional paid-in capital ILS (₪)	Treasury shares USD ($)	Treasury shares ILS (₪)	Share based payments and proceeds from conversion option USD ($)	Share based payments and proceeds from conversion option ILS (₪)	Accumulated deficit USD ($)	Accumulated deficit ILS (₪)
Balance at Dec. 31, 2016		₪ 28,487				₪ 67,414		₪ (9,425)		₪ 6,217		₪ (35,719)
Issuance of ADS net of issue costs		11,773				11,693				80
Share-based payment		5,384				642				4,742
Exercise of share options and warrants		1,432				2,470				(1,038)
Expiration of share options						620				(620)
Total comprehensive loss		(28,224)										(28,224)
Balance at Dec. 31, 2017		18,852				82,839		(9,425)		9,381		(63,943)
Issuance of ADS net of issue costs		10,248				10,024				224
Share-based payment		2,184								2,184
Exercise of share options and warrants		(399)				753				(354)
Expiration of share options						1,032				(1,032)
Total comprehensive loss	$ (2,620)	(9,564)										(9,564)
Balance at Jun. 30, 2018	$ 6,060	₪ 22,119			$ 25,931	₪ 94,648	$ (2,582)	₪ (9,425)	$ 2,850	₪ 10,403	$ (20,139)	₪ (73,507)